Equity (Details)														6 Months Ended	12 Months Ended
	Apr. 09, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Jan. 21, 2024 USD ($) shares	Oct. 31, 2023 shares	Oct. 13, 2023 USD ($) $ / shares shares	Aug. 18, 2023 $ / shares shares	Aug. 14, 2023 USD ($) $ / shares shares	Nov. 01, 2022 shares	Sep. 15, 2022 $ / shares shares	Aug. 02, 2022 shares	Jun. 01, 2022 USD ($) $ / shares shares	Mar. 22, 2022 shares	Mar. 04, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Jul. 01, 2024 shares	Jun. 30, 2024 ₪ / shares shares	Jun. 25, 2023 ₪ / shares	Jun. 30, 2022
Equity [Line Items]
Ordinary shares issued	2,404	3,465				75,000,000	212,500	1,423	75,000,000	923
Par value (in Dollars per share) | (per share)																			₪ 0.213	₪ 0.05
Description of reverse share split						the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1
Gross proceeds (in Dollars) | $											$ 10,210,000		$ 8,150,000
Issuance of aggregate shares											136,388		44,331
Number of units											12,884		35,242
Units Per share (in Dollars per share) | $ / shares											$ 74.88		$ 18,382
Exercise price (in Dollars per share) | $ / shares														$ 68.38	$ 68.38	$ 68.38
Expire term											7 years		5 years								7 years
Shares issued			925,159												706,683	261,494			3,586,104
Warrants and exercise				1,784,211													385
Purchase price per share (in Dollars per share) | $ / shares							$ 5.2
Aggregate gross proceeds (in Dollars) | $							$ 1,300,000
Gross cash proceeds (in Dollars) | $					$ 5,026,000
Capital ratio						30:1
Services rendered amount (in Dollars) | $	$ 7,000	$ 10													$ 220,000
Purchase sale (in Dollars) | $			$ 20,000,000
Commitment amount (in Dollars) | $			$ 20,000,000											$ 5,000,000
Sale of ordinary shares			925,159
Share price rate			97.00%
Installment payment, percentage																			10.00%
Payment for premium percentage														5.00%
Aggregate shares														55,293
Commitment fee (in Dollars) | $														$ 200,000	$ 200,000
Bottom of range [member]
Equity [Line Items]
Interest rate, percentage																			5.00%
Top of range [member]
Equity [Line Items]
Interest rate, percentage																			18.00%
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued							37,500
Number of units											123,504		9,089
Units Per share (in Dollars per share) | $ / shares											$ 73.294		$ 183.794
Exercise price (in Dollars per share) | $ / shares					$ 0.001
Shares issued					1,930,108											123,504
Warrants and exercise																123,504	4,544
Purchase price per share (in Dollars per share) | $ / shares							$ 5.174
Pre-Funded Warrants [Member] | March 2021 Financing Round [Member]
Equity [Line Items]
Shares issued																3,846			1,893,100
Warrants and exercise														1,893,100		3,846
Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued							37,500
Previously Stated [Member]
Equity [Line Items]
Issuance of aggregate shares													44,332
Number of units											12,885		35,243
Units Per share (in Dollars per share) | $ / shares													$ 183.82
Jeffs’ Brands [Member]
Equity [Line Items]
Ordinary shares issued												13,858
Series A Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares													183.82
Shares issued																	4,929	1,784,211
Series B Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 275.6
June 2022 Warrants [Member]
Equity [Line Items]
Warrants exercise price											68.38										68.38